OPERATING LEASES - Schedule of Maturity of Operating Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Jan. 01, 2012
Leases, Operating [Abstract]
2023	$ 5,580
2024	5,173
2025	5,279
2026	3,529
2027	2,222
Thereafter	899
Total lease payments	22,682
Less: imputed interest	(3,092)
Total operating lease payments	$ 19,590	$ 15,100	$ 15,100